Average Annual Total Returns - VIPContrafundPortfolio-InitialServiceService2PRO - VIPContrafundPortfolio-InitialServiceService2PRO - VIP Contrafund Portfolio	Apr. 30, 2025
VIP Contrafund Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	33.79%
Past 5 years	17.04%
Past 10 years	13.62%
VIP Contrafund Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	33.63%
Past 5 years	16.92%
Past 10 years	13.50%
VIP Contrafund Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	33.45%
Past 5 years	16.74%
Past 10 years	13.33%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%